Fixed Assets and Leasehold Improvements (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of fixed assets and leasehold improvements

	December 31, 2011	December 31, 2012
Computer software and equipment	$1,265	$2,268
Furniture, fixtures and equipment	1,242	1,215
Leasehold improvements	170	466
Software development costs and assets not put in service	2,123	3,099
Capital lease	2,401	2,401
	7,201	9,449
Less accumulated depreciation and amortization	(1,484)	(3,128)
Equipment and leasehold improvements	$5,717	$6,321